Feb. 28, 2021
Institutional II | Harding Loevner Frontier Emerging Markets Portfolio
Portfolio SummaryFrontier Emerging Markets Portfolio - Institutional Class II
INVESTMENT OBJECTIVE
The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class II of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
SHAREHOLDER FEES <br/>(fees paid directly from your investment)
ANNUAL PORTFOLIO OPERATING EXPENSES <br/>(expenses that you pay each year as a percentage of the value of your investment)
Example:
This example is intended to help you compare the cost of investing in the Institutional Class II of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class II of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class II’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class II shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally-recognized emerging markets of Taiwan, South Korea, Mexico, South Africa, Brazil, India, China, and Russia. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.Because some frontier emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
PRINCIPAL RISKS
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.Frontier Emerging Market Risk: Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.Participation Notes Risk: Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.Concentration Risk: The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.Financials Sector Risk: To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2020, the Portfolio had 33.3% of net assets invested in the financials sector.
PORTFOLIO PERFORMANCE
The following bar chart shows how the investment results of the Portfolio’s Institutional Class II shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class II shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio.How the Institutional Class II shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Frontier Emerging Markets Portfolio
The best calendar quarter return during the period shown above was 20.73% in the second quarter of 2020; the worst was -32.05% in the first quarter of 2020.
AVERAGE ANNUAL TOTAL RETURNS <br/>(for the periods ended December 31, 2020)